Foreign Currency Translation - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2013
Foreign Currency Translation [Line Items]
Accumulated other comprehensive income (loss)	$ (271,686)	$ (144,772)
Cumulative foreign currency adjustments	$ (273,404)	$ (147,930)
Mexico
Foreign Currency Translation [Line Items]
Accumulated other comprehensive income (loss)			$ (22,088)